Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2055 Fund	May 30, 2024
Fidelity Freedom Index 2055 Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	19.95%
Past 5 years	10.78%
Past 10 years	7.92%
Fidelity Freedom Index 2055 Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.34%
Past 5 years	9.73%
Past 10 years	7.09%
Fidelity Freedom Index 2055 Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.12%
Past 5 years	8.32%
Past 10 years	6.19%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1910
Average Annual Return:
Past 1 year	20.11%
Past 5 years	10.95%
Past 10 years	8.07%